Provisions for employee benefits (Details 7) $ in Millions	Dec. 31, 2017 COP ($)
Discount rate [Member] | Pension [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	$ 13,948,863
+50 basis points	12,440,607
Discount rate [Member] | Bonds [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	1,032,967
+50 basis points	948,129
Discount rate [Member] | Education [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	527,839
+50 basis points	480,224
Discount rate [Member] | Other benefits [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	242,117
+50 basis points	230,501
Discount rate [Member] | Health [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	5,775,492
+50 basis points	4,962,688
Inflation rate [Member] | Pension [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	12,386,975
+50 basis points	14,003,214
Inflation rate [Member] | Bonds [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	946,675
+50 basis points	1,033,715
Inflation rate [Member] | Education [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Inflation rate [Member] | Other benefits [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	156,021
+50 basis points	161,094
Inflation rate [Member] | Health [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Salary growth rate [Member] | Pension [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Salary growth rate [Member] | Bonds [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Salary growth rate [Member] | Education [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Salary growth rate [Member] | Other benefits [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	76,336
+50 basis points	79,150
Salary growth rate [Member] | Health [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Cost trend [Member] | Pension [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Cost trend [Member] | Bonds [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Cost trend [Member] | Education [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	479,829
+50 basis points	528,104
Cost trend [Member] | Other benefits [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points
+50 basis points
Cost trend [Member] | Health [Member]
Reasonable possible change in discount rate [Abstract]
-50 basis points	4,982,874
+50 basis points	$ 5,797,753